Investment Properties	12 Months Ended
Dec. 31, 2025
Statement [LineItems]
Investment Properties
17.	INVESTMENT PROPERTIES
The changes in investment property (including in “Other
non-financial
assets” – see Note 19) during the fiscal years ended on December 31, 2025 and 2024 are as follow:

Item	12/31/2025
	Original value at beginning of fiscal year	Useful life estimated in years	Increases	Decreases	Transfers (1)	Difference for conversion	Depreciation					Residual value at the end of the fiscal year
							Accumulated	Transfers (1)	Decrease	For the fiscal year	At the end
Cost
Leased properties	3,538,137	5			755,419		680,201	154,146		76,949	911,296	3,382,260
Other investment properties	91,618,251	50	11,706,150	1,583,703	(554,308)	625	4,865,292	(154,330)	1,568,830	4,472,083	7,614,215	93,572,800

Total investment property	95,156,388		11,706,150	1,583,703	201,111	625	5,545,493	(184)	1,568,830	4,549,032	8,525,511	96,955,060

(1)	During fiscal year 2025, transfers were made to Non-current assets held for sale.

Item	12/31/2024
	Original value at beginning of fiscal year	Useful life estimated in years	Increases	Decreases	Transfers (1)	Difference for conversion	Depreciation					Residual value at the end of the fiscal year
							Accumulated	Transfers (1)	Decrease	For the fiscal year	At the end
Cost
Leased properties	3,538,139	5			(2)		611,321			68,880	680,201	2,857,936
Other investment properties	84,249,338	50	8,536,682	1,165,050	1	(2,720)	4,058,645	10,243	1,189,894	1,986,298	4,865,292	86,752,959

Total investment property	87,787,477		8,536,682	1,165,050	(1)	(2,720)	4,669,966	10,243	1,189,894	2,055,178	5,545,493	89,610,895

(1)	During fiscal year 2024, transfers were made to Non-current assets held for sale.